First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 63.4%
	Commercial Services & Supplies — 1.3%
1,681,083	Tetra Tech, Inc.	$55,744,712
	Construction & Engineering — 1.0%
62,142	Quanta Services, Inc.	41,471,085
	Electric Utilities — 22.1%
544,995	Alliant Energy Corp.	38,574,746
531,831	American Electric Power Co., Inc.	67,994,593
54,056	Constellation Energy Corp.	14,203,214
675,964	Duke Energy Corp.	84,786,165
928,447	Enel S.p.A., ADR	10,445,029
813,991	Entergy Corp.	87,601,711
771,052	Evergy, Inc.	64,005,027
188,251	Exelon Corp.	8,625,661
1,307,643	FirstEnergy Corp.	63,172,233
147,726	Iberdrola S.A., ADR	14,112,265
270,697	IDACORP, Inc.	38,685,308
699,286	NextEra Energy, Inc.	60,781,939
1,303,173	OGE Energy Corp.	61,705,242
1,068,941	PG&E Corp.	18,578,195
3,048,949	PPL Corp.	107,353,494
1,160,660	Southern (The) Co.	109,728,796
781,461	Xcel Energy, Inc.	61,110,250
		911,463,868
	Electrical Equipment — 0.6%
130,814	Generac Holdings, Inc. (b)	25,784,748
	Energy Equipment & Services — 0.5%
564,705	Archrock, Inc.	20,193,851
	Gas Utilities — 10.8%
916,865	AltaGas Ltd. (CAD)	36,482,312
288,348	Atmos Energy Corp.	49,820,767
168,873	Chesapeake Utilities Corp.	22,422,957
1,962,266	National Fuel Gas Co.	161,514,114
902,503	New Jersey Resources Corp.	52,245,899
1,161,250	ONE Gas, Inc.	90,171,063
929,523	UGI Corp.	33,574,371
		446,231,483
	Independent Power and Renewable Electricity Producers — 2.2%
1,463,428	Clearway Energy, Inc., Class C	46,434,570
296,011	Vistra Corp.	43,865,870
		90,300,440
	Machinery — 0.5%
34,723	Cummins, Inc.	22,021,327
	Multi-Utilities — 12.1%
366,853	Ameren Corp.	40,210,757
Shares	Description	Value

	Multi-Utilities (Continued)
942,411	Atco Ltd., Class I (CAD)	$53,653,260
1,404,418	CenterPoint Energy, Inc.	59,041,733
541,289	CMS Energy Corp.	38,967,395
879,783	Dominion Energy, Inc.	60,854,590
336,585	DTE Energy Co.	47,751,314
835,468	Public Service Enterprise Group, Inc.	64,063,686
866,079	Sempra	76,691,296
531,282	WEC Energy Group, Inc.	58,132,876
		499,366,907
	Oil, Gas & Consumable Fuels — 11.2%
261,762	Cheniere Energy, Inc.	68,992,610
278,895	DT Midstream, Inc.	38,487,510
746,635	Keyera Corp. (CAD)	31,722,068
4,711,014	Kinder Morgan, Inc.	151,600,431
1,022,583	ONEOK, Inc.	92,860,762
155,859	Sunococorp LLC	11,913,862
181,325	Targa Resources Corp.	49,024,840
273,415	Williams (The) Cos., Inc.	19,560,109
		464,162,192
	Professional Services — 1.1%
324,877	Jacobs Solutions, Inc.	43,835,654
	Total Common Stocks	2,620,576,267
	(Cost $2,005,239,034)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 28.7%
	Chemicals — 0.6%
1,035,649	Westlake Chemical Partners, L.P.	22,411,444
	Oil, Gas & Consumable Fuels — 28.1%
957,924	Cheniere Energy Partners, L.P.	63,127,192
15,636,658	Energy Transfer, L.P.	318,362,357
9,523,511	Enterprise Products Partners, L.P.	362,369,593
3,013,275	MPLX, L.P.	176,125,924
6,644,563	Plains GP Holdings, L.P., Class A (c)	174,951,344
878,657	Sunoco, L.P.	67,384,205
		1,162,320,615
	Total Master Limited Partnerships	1,184,732,059
	(Cost $616,271,005)

First Trust North American Energy Infrastructure Fund (EMLP)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 7.5%
309,810,849	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (d)	$309,810,849
	(Cost $309,810,849)

	Total Investments — 99.6%	4,115,119,175
	(Cost $2,931,320,888)
	Net Other Assets and Liabilities — 0.4%	15,493,154
	Net Assets — 100.0%	$4,130,612,329

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,620,576,267	$2,620,576,267	$—	$—
Master Limited Partnerships*	1,184,732,059	1,184,732,059	—	—
Money Market Funds	309,810,849	309,810,849	—	—
Total Investments	$4,115,119,175	$4,115,119,175	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust EIP Power Solutions ETF (FPWR)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 79.8%
	Construction & Engineering — 1.0%
459	Quanta Services, Inc.	$306,318
	Electric Utilities — 31.3%
7,908	Alliant Energy Corp.	559,728
3,876	American Electric Power Co., Inc.	495,547
1,009	Constellation Energy Corp.	265,115
8,371	Duke Energy Corp.	1,049,975
28,619	Enel S.p.A., ADR	321,964
6,546	Entergy Corp.	704,480
8,704	Evergy, Inc.	722,519
12,676	FirstEnergy Corp.	612,378
3,346	Iberdrola S.A., ADR	319,643
5,539	IDACORP, Inc.	791,578
4,813	NextEra Energy, Inc.	418,346
9,165	OGE Energy Corp.	433,963
26,907	PPL Corp.	947,395
8,622	Southern (The) Co.	815,124
10,406	Xcel Energy, Inc.	813,749
		9,271,504
	Electrical Equipment — 1.0%
1,554	Generac Holdings, Inc. (b)	306,309
	Energy Equipment & Services — 0.3%
1,954	Archrock, Inc.	69,875
	Financial Services — 0.6%
4,655	HA Sustainable Infrastructure Capital, Inc.	176,285
	Gas Utilities — 10.4%
4,338	AltaGas Ltd. (CAD)	172,610
2,571	Atmos Energy Corp.	444,217
1,051	Chesapeake Utilities Corp.	139,552
13,170	National Fuel Gas Co.	1,084,023
8,785	New Jersey Resources Corp.	508,564
8,490	ONE Gas, Inc.	659,248
1,885	UGI Corp.	68,086
		3,076,300
	Independent Power and Renewable Electricity Producers — 4.4%
17,436	Clearway Energy, Inc., Class C	553,244
3,345	EDP Renewables S.A. (EUR)	51,881
4,754	Vistra Corp.	704,495
		1,309,620
	Machinery — 0.7%
330	Cummins, Inc.	209,286
	Multi-Utilities — 17.0%
4,602	Ameren Corp.	504,425
7,013	Atco Ltd., Class I (CAD)	399,263
Shares	Description	Value

	Multi-Utilities (Continued)
6,748	CenterPoint Energy, Inc.	$283,686
8,982	CMS Energy Corp.	646,614
8,704	Dominion Energy, Inc.	602,056
4,451	DTE Energy Co.	631,463
8,314	Public Service Enterprise Group, Inc.	637,518
5,510	Sempra	487,911
7,762	WEC Energy Group, Inc.	849,318
		5,042,254
	Oil, Gas & Consumable Fuels — 11.4%
1,728	Cheniere Energy, Inc.	455,449
4,094	Devon Energy Corp.	184,762
1,542	DT Midstream, Inc.	212,796
1,093	EOG Resources, Inc.	162,518
3,871	EQT Corp.	206,286
458	Gulfport Energy Corp. (b)	73,907
28,177	Kinder Morgan, Inc.	906,736
3,428	ONEOK, Inc.	311,297
6,978	Range Resources Corp.	280,097
1,055	Targa Resources Corp.	285,240
4,043	Williams (The) Cos., Inc.	289,236
		3,368,324
	Professional Services — 0.8%
1,779	Jacobs Solutions, Inc.	240,041
	Semiconductors & Semiconductor Equipment — 0.9%
1,204	First Solar, Inc. (b)	254,080
	Total Common Stocks	23,630,196
	(Cost $20,452,677)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) — 15.6%
	Independent Power and Renewable Electricity Producers — 0.5%
4,757	Brookfield Renewable Partners, L.P. (CAD)	155,892
	Oil, Gas & Consumable Fuels — 15.1%
12,170	Cheniere Energy Partners, L.P.	802,003
70,712	Energy Transfer, L.P.	1,439,696
36,553	Enterprise Products Partners, L.P.	1,390,842
13,967	MPLX, L.P.	816,371
		4,448,912
	Total Master Limited Partnerships	4,604,804
	(Cost $3,897,342)

First Trust EIP Power Solutions ETF (FPWR)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 4.5%
1,347,605	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (c)	$1,347,605
	(Cost $1,347,605)

	Total Investments — 99.9%	29,582,605
	(Cost $25,697,624)
	Net Other Assets and Liabilities — 0.1%	19,888
	Net Assets — 100.0%	$29,602,493

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$23,630,196	$23,630,196	$—	$—
Master Limited Partnerships*	4,604,804	4,604,804	—	—
Money Market Funds	1,347,605	1,347,605	—	—
Total Investments	$29,582,605	$29,582,605	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 67.3%
	Commercial Services & Supplies — 0.8%
135,640	Tetra Tech, Inc.	$4,497,822
	Construction & Engineering — 1.0%
8,218	Quanta Services, Inc.	5,484,365
	Electric Utilities — 12.1%
17,320	Alliant Energy Corp.	1,225,910
20,525	American Electric Power Co., Inc.	2,624,121
5,293	Constellation Energy Corp.	1,390,736
64,097	Duke Energy Corp.	8,039,687
156,959	Enel S.p.A., ADR	1,765,789
43,194	Entergy Corp.	4,648,538
96,820	Evergy, Inc.	8,037,028
142,317	FirstEnergy Corp.	6,875,334
18,552	Iberdrola S.A., ADR	1,772,273
8,998	IDACORP, Inc.	1,285,904
30,416	NextEra Energy, Inc.	2,643,759
148,087	OGE Energy Corp.	7,011,919
105,868	PG&E Corp.	1,839,986
173,731	PPL Corp.	6,117,068
97,219	Southern (The) Co.	9,191,084
53,198	Xcel Energy, Inc.	4,160,084
		68,629,220
	Electrical Equipment — 0.6%
17,303	Generac Holdings, Inc. (b)	3,410,594
	Energy Equipment & Services — 9.6%
140,783	Archrock, Inc.	5,034,400
154,947	Baker Hughes Co.	9,372,744
122,565	Cactus, Inc., Class A	7,967,951
106,262	CES Energy Solutions Corp. (CAD)	1,238,592
53,127	Enerflex Ltd. (CAD)	1,183,169
193,268	Halliburton Co.	6,232,893
37,253	Helmerich & Payne, Inc.	1,287,836
148,191	SLB Ltd.	7,348,792
141,732	Technip Energies NV, ADR	4,908,179
122,480	TechnipFMC PLC	8,776,917
21,300	Tenaris S.A., ADR	1,221,129
		54,572,602
	Gas Utilities — 6.7%
34,694	AltaGas Ltd. (CAD)	1,380,484
15,587	Atmos Energy Corp.	2,693,122
237,255	National Fuel Gas Co.	19,528,459
96,978	New Jersey Resources Corp.	5,614,056
88,366	ONE Gas, Inc.	6,861,620
61,567	UGI Corp.	2,223,800
		38,301,541
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 2.1%
148,695	Clearway Energy, Inc., Class C	$4,718,092
49,331	Vistra Corp.	7,310,361
		12,028,453
	Machinery — 0.6%
3,092	Cummins, Inc.	1,960,947
21,278	Flowserve Corp.	1,616,915
		3,577,862
	Multi-Utilities — 6.2%
36,836	Ameren Corp.	4,037,594
105,126	Atco Ltd., Class I (CAD)	5,985,024
95,041	CenterPoint Energy, Inc.	3,995,524
17,762	CMS Energy Corp.	1,278,686
19,016	Dominion Energy, Inc.	1,315,337
86,533	Public Service Enterprise Group, Inc.	6,635,350
102,533	Sempra	9,079,297
25,104	WEC Energy Group, Inc.	2,746,880
		35,073,692
	Oil, Gas & Consumable Fuels — 26.9%
68,811	Canadian Natural Resources Ltd. (CAD)	3,277,953
26,734	Cheniere Energy, Inc.	7,046,280
69,062	Core Natural Resources, Inc.	5,513,910
137,113	DHT Holdings, Inc.	2,546,188
14,799	Diamondback Energy, Inc.	3,003,457
21,040	DT Midstream, Inc.	2,903,520
52,052	EOG Resources, Inc.	7,739,612
107,720	EQT Corp.	5,740,399
118,495	ExxonMobil Holdings Corp.	18,418,863
20,961	Frontline PLC	825,235
12,471	Gulfport Energy Corp. (b)	2,012,445
22,073	HF Sinclair Corp.	2,019,017
12,044	Imperial Oil Ltd. (CAD)	1,561,506
32,714	International Seaways, Inc.	3,146,432
66,563	Keyera Corp. (CAD)	2,828,043
451,486	Kinder Morgan, Inc.	14,528,819
11,466	Marathon Petroleum Corp.	3,628,645
26,917	Okeanis Eco Tankers Corp. (c) (d)	1,623,903
157,317	ONEOK, Inc.	14,285,957
47,508	Phillips 66	10,056,493
223,985	Range Resources Corp.	8,990,758
139,356	Shell PLC, ADR	12,817,965
43,536	Suncor Energy, Inc. (CAD)	2,923,622
20,043	Targa Resources Corp.	5,419,026
53,088	TotalEnergies SE	4,664,312

FT Energy Income Partners Strategy ETF (EIPX)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
8,763	Valero Energy Corp.	$2,741,943
39,844	Williams (The) Cos., Inc.	2,850,440
		153,114,743
	Professional Services — 0.5%
19,882	Jacobs Solutions, Inc.	2,682,678
	Semiconductors & Semiconductor Equipment — 0.2%
5,808	First Solar, Inc. (b)	1,225,662
	Total Common Stocks	382,599,234
	(Cost $312,024,011)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 26.4%
	Oil, Gas & Consumable Fuels — 26.4%
388,752	Alliance Resource Partners, L.P.	10,088,114
89,718	Cheniere Energy Partners, L.P.	5,912,416
1,939,760	Energy Transfer, L.P.	39,493,514
1,067,251	Enterprise Products Partners, L.P.	40,608,901
381,872	MPLX, L.P.	22,320,418
605,579	Plains GP Holdings, L.P., Class A (e)	15,944,895
108,394	Sunoco, L.P.	8,312,736
559,490	TXO Partners, L.P.	7,513,951
	Total Master Limited Partnerships	150,194,945
	(Cost $101,256,137)

Shares	Description	Value
MONEY MARKET FUNDS — 6.0%
33,850,592	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (f)	33,850,592
	(Cost $33,850,592)

	Total Investments — 99.7%	566,644,771
	(Cost $447,130,740)
	Net Other Assets and Liabilities — 0.3%	1,722,628
	Net Assets — 100.0%	$568,367,399

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of July 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$382,599,234	$382,599,234	$—	$—
Master Limited Partnerships*	150,194,945	150,194,945	—	—
Money Market Funds	33,850,592	33,850,592	—	—
Total Investments	$566,644,771	$566,644,771	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.